Operations	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Operations
1.	Operations

Embraer S.A. (“Embraer” or “the Company”) is a publicly-held company incorporated under the laws of the Federative Republic of Brazil (“Brazil”) with headquarters in São José dos Campos, State of São Paulo. The corporate purpose of the Company is:

(i)	To design, build and market aircraft and aerospace materials and related accessories, components and equipment, according to the highest standards of technology and quality;

(ii)	To perform and carry out technical activities related to the manufacturing and servicing of aerospace materials;

(iii)	To contribute to the training of technical personnel as necessary for the aerospace industry;

(iv)	To engage in and provide services for other technological, manufacturing and business activities in connection with the aerospace industry;

(v)

To design, build and trade in equipment, materials, systems, software, accessories and components for the defense, security and power industries, and to promote and carry out technical activities related to the manufacturing and servicing thereof, in accordance with the highest technological and quality standards; and

(vi)	To conduct other technological, manufacturing, trading and services activities related to the defense, security and power industries.

The Company’s shares [B3: EMBR3, NYSE: ERJ] are listed in the enhanced corporate governance segment of the Stock Exchange in Brazil (“B3”), known as the New Market (“Novo Mercado”). Embraer S.A. also holds American Depositary Shares (evidenced by American Depositary Receipts—ADRs) which are registered with the Securities and Exchange Commission (“SEC”) and listed on the New York Stock Exchange (“NYSE”).

The explanatory notes to subsequent events contain clarifications on Embraer and The Boeing Company (NYSE: BA) strategic partnership. The terms approved define the creation of a joint venture involving Embraer’s commercial aviation assets and associated services, in which Boeing will hold an 80% ownership stake and Embraer the remaining 20%, as well as the creation of a joint venture to promote and develop new markets and applications for the multi-mission aircraft KC-390, with ownership of 51% for Embraer and 49% for Boeing.

Additional information about the transaction is disclosed in Notes 3.6 and 38.1.

These consolidated financial statements were approved by the Company’s Board of Directors on March 12, 2019.